Capital provision assets - Capital provision income on the face of the consolidated statement of comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Income on capital provision assets	$ 131,819	$ 343,393	$ 428,192
Interest and other income	160	199	(1,213)
Net gain on derivative financial instruments			2,846
Unrealized fair value	$ 1,306,380	1,329,313
Percentage of entitlement proceeds	15.00%
Capital provision assets | YPF
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unrealized fair value	$ 1,160,000
Unrealized Gain On Capital Provision Assets	1,103,000
Capital provision assets | Consolidated total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Realized gains/(losses) relative to cost	153,607	208,157	146,922
Previous unrealized (gains)/losses transferred to realized gains/(losses)	(54,017)	(15,263)	(85,536)
Fair value adjustment in the period	32,229	148,102	351,800
Interest income on certain indirect capital provision assets		2,397	15,006
Income on capital provision assets	131,819	343,393	428,192
Interest and other income	160	199	(1,213)
Impairment of other asset	(500)		(1,000)
Foreign exchange gains (losses)	(3,930)	1,312	34
Net gain on derivative financial instruments			2,846
Loss on financial liabilities at fair value through profit or loss		(4,779)	(20,872)
Gain/(loss) on equity securities		(22)	1,169
Total capital provision income as reported on the consolidated statement of comprehensive income	$ 127,549	$ 340,103	$ 409,156